Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 100.26%
Alabama: 0.88%
Utilities revenue: 0.88%
Black Belt Energy Gas District Series Eøø	5.00%	12-1-2055	$2,750,000	$2,908,420
California: 95.44%
Airport revenue: 7.71%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	6-30-2027	450,000	458,145
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	6-30-2028	390,000	404,634
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2029	3,815,000	3,950,583
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2026	2,500,000	2,507,085
City of Los Angeles Department of Airports Series C AMT	5.00	5-15-2028	2,000,000	2,088,868
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2028	2,705,000	2,825,194
City of Palm Springs Passenger Facility Charge Revenue AMT (BAM Insured)	5.00	6-1-2027	1,205,000	1,214,881
County of Sacramento Airport System Revenue Series A AMT	5.00	7-1-2031	740,000	804,209
County of Sacramento Airport System Revenue Series A AMT	5.00	7-1-2032	875,000	956,617
Port of Los Angeles Series A-1 AMT	5.00	8-1-2033	520,000	580,922
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2027	750,000	770,101
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2028	1,000,000	1,044,875
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2029	1,000,000	1,060,268
San Francisco City & County Airport Commission San Francisco International Airport Series B (Barclays Bank plc LOC)ø	1.50	5-1-2058	2,000,000	2,000,000
San Francisco City & County Airport Commission San Francisco International Airport Series C AMT	5.00	5-1-2028	4,600,000	4,805,733
				25,472,115
Education revenue: 8.92%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2026	325,000	325,000
California Infrastructure & Economic Development Bank Colburn School (SIFMA Municipal Swap+0.90%)±	3.32	8-1-2072	5,000,000	4,997,879
California Municipal Finance Authority Baptist University Series A144A	5.00	11-1-2035	960,000	1,012,593
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2027	790,000	810,491
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2033	250,000	251,378
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2035	350,000	347,619
California Municipal Finance Authority Lutheran University	5.00	10-1-2026	300,000	302,609
California Municipal Finance Authority Palmdale Aerospace Academy, Inc. Series A144A	3.88	7-1-2028	605,000	597,696
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	2.13	8-1-2031	500,000	448,354
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2027	420,000	421,820
California School Finance Authority Classical Academy Obligated Group Series A144A	3.00	10-1-2031	375,000	357,292
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California School Finance Authority Granada Hills Charter High School Obligated Group Series A144A	4.00%	7-1-2029	$410,000	$413,780
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2026	420,000	421,552
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2027	440,000	448,135
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2028	465,000	479,816
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2029	485,000	505,939
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2030	510,000	530,792
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2031	535,000	555,205
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2032	565,000	584,761
California School Finance Authority Magnolia Educational & Research Foundation144A	4.40	12-1-2026	1,450,000	1,453,367
California School Finance Authority Magnolia Public Schools Obligated Group Series A144A	4.25	7-1-2035	830,000	838,044
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2026	120,000	119,924
California State University Series B-2øø	0.55	11-1-2049	8,625,000	8,503,968
California State University Series B-3øø	3.13	11-1-2051	1,500,000	1,497,660
California Statewide CDA CHF - Irvine LLC Series A	5.00	5-15-2032	2,055,000	2,091,296
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2029	360,000	372,583
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2031	415,000	427,498
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2033	325,000	331,736
				29,448,787
GO revenue: 5.30%
Carlsbad Unified School District Series B	3.00	8-1-2031	300,000	300,225
Carlsbad Unified School District Series B	3.00	8-1-2032	350,000	348,003
Carlsbad Unified School District Series B	3.00	8-1-2034	300,000	289,365
Carlsbad Unified School District Series B	3.00	8-1-2035	250,000	238,116
Carlsbad Unified School District Series B	3.00	8-1-2036	350,000	329,463
El Rancho Unified School District BAN CAB¤	0.00	8-1-2028	2,000,000	1,868,382
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AG Insured)	3.00	8-1-2033	225,000	219,737
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AG Insured)	3.00	8-1-2034	375,000	361,055
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AG Insured)	3.00	8-1-2035	520,000	492,896
Parlier Unified School District BAN	4.00	2-1-2029	2,000,000	2,020,799
Peralta Community College District	5.00	8-1-2034	3,200,000	3,768,386
Pittsburg Unified School District (AG Insured)	4.00	8-1-2031	150,000	154,946
Pittsburg Unified School District (AG Insured)	4.00	8-1-2032	250,000	257,346
Sacramento City Unified School District Series G (AG Insured)	4.00	8-1-2030	150,000	157,802
Sacramento City Unified School District Series G (AG Insured)	4.00	8-1-2031	200,000	209,948
See accompanying notes to portfolio of investments
2 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Sacramento City Unified School District Series G (AG Insured)	4.00%	8-1-2032	$200,000	$208,768
Sacramento City Unified School District Series G (AG Insured)	4.00	8-1-2033	200,000	207,879
San Bernardino City Unified School District Series A (AG Insured)	1.25	8-1-2029	435,000	398,323
San Gorgonio Memorial Health Care District	4.00	8-1-2027	1,090,000	1,075,241
San Gorgonio Memorial Health Care District	4.00	8-1-2030	580,000	547,532
San Lucas Union Elementary School District BAN	5.00	8-1-2030	1,100,000	1,204,245
Sierra Kings Health Care District	5.00	8-1-2032	1,240,000	1,240,941
State of California	5.00	3-1-2035	500,000	575,400
Stockton Unified School District Series A (BAM Insured)	5.00	8-1-2032	900,000	1,031,605
				17,506,403
Health revenue: 12.30%
California HFFA Adventist Health System/West Obligated Group Series A	5.00	12-1-2028	900,000	942,703
California HFFA Adventist Health System/West Obligated Group Series Aøø	5.00	3-1-2040	4,000,000	4,132,162
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series A	3.85	11-15-2027	2,600,000	2,600,742
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2028	400,000	398,163
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2030	210,000	207,581
California HFFA Providence St. Joseph Health Obligated Group Series Cøø	5.00	10-1-2050	4,000,000	4,269,720
California HFFA Rady Children’s Hospital Obligated Group Series B- 1øø%%	5.00	8-15-2047	5,000,000	5,484,800
California HFFA Scripps Health Obligated Group Series B-2øø	5.00	11-15-2061	1,200,000	1,320,627
California Municipal Finance Authority Aldersly Series B-1	4.00	11-15-2028	595,000	595,357
California Municipal Finance Authority Aldersly Series B-2	3.75	11-15-2028	895,000	895,161
California Municipal Finance Authority Carmel Valley Manor Obligated Group	5.00	5-15-2026	185,000	185,582
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	5.00	2-1-2027	1,000,000	1,013,473
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2027	1,750,000	1,786,079
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	407,087
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.00	11-15-2032	1,155,000	1,255,664
California Municipal Finance Authority Healthright 360 Series A144A	5.00	11-1-2029	810,000	825,500
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2030	790,000	826,465
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2033	890,000	927,231
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2030	195,000	207,720
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2031	210,000	225,613
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2032	310,000	336,078
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2033	490,000	533,934
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2034	410,000	448,611
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2030	1,165,000	1,172,411
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2033	500,000	502,309
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00%	10-15-2028	$360,000	$364,999
California PFA Henry Mayo Newhall Hospital Obligated Group Series Bøø	4.00	10-15-2051	690,000	667,633
California PFA PIH Health, Inc. Obligated Group Series A	5.00	6-1-2033	1,655,000	1,822,255
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2028	755,000	787,561
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2029	795,000	843,882
California Statewide CDA Hebrew Home for Aged Disabled	5.00	11-1-2030	900,000	911,567
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2026	250,000	252,214
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2027	300,000	308,688
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2028	250,000	259,231
California Statewide CDA Odd Fellows Home Series A	5.00	4-1-2026	275,000	275,000
Sierra View Local Health Care District	5.00	7-1-2027	630,000	644,148
Sierra View Local Health Care District	5.00	7-1-2029	630,000	663,017
Washington Township Health Care District Series A	4.00	7-1-2033	275,000	276,536
Washington Township Health Care District Series A	5.00	7-1-2029	350,000	368,354
Washington Township Health Care District Series A	5.00	7-1-2030	300,000	319,335
Washington Township Health Care District Series A	5.00	7-1-2031	325,000	344,240
				40,609,433
Housing revenue: 17.16%
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2029	200,000	209,025
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2030	325,000	342,333
California Housing Finance Agency Del Sur Family Housing LP Series Vøø	5.00	5-1-2054	500,000	504,228
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	4,277,649	4,359,262
California Housing Finance Agency Class A Series 2021-1	3.50	11-20-2035	2,764,107	2,721,053
California Housing Finance Agency Series A (FHA Insured)	3.90	2-1-2033	500,000	507,557
California Housing Finance Agency Series A (FHA Insured)	3.95	8-1-2033	450,000	457,046
California Housing Finance Agency Series A (FHA Insured)	4.00	2-1-2034	565,000	579,715
California Housing Finance Agency Series A (FHA Insured)	4.05	8-1-2034	365,000	374,293
California Housing Finance Agency Series A (FHA Insured)	4.10	2-1-2035	620,000	634,966
California Housing Finance Agency Series A (FHA Insured)	4.15	8-1-2035	350,000	358,664
California Municipal Finance Authority CHF - Davis I LLC	5.00	5-15-2027	2,000,000	2,042,047
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2032	700,000	725,965
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2029	400,000	425,074
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2030	450,000	484,854
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2031	400,000	435,931
California Municipal Finance Authority Placer 712 LP Series A (Department of Housing and Urban Development Insured)øø	3.20	9-1-2045	1,250,000	1,250,660
See accompanying notes to portfolio of investments
4 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Municipal Finance Authority PSI Rehab LP Series A-2øø	3.00%	8-1-2029	$1,000,000	$999,822
California Municipal Finance Authority San Jose South 1st Street Associates LP Series A-2øø	3.45	12-1-2029	4,400,000	4,435,527
California Municipal Finance Authority Second Street Family LP Series Aøø	2.93	12-1-2045	3,000,000	2,997,313
California Municipal Finance Authority Series A-1øø	3.15	8-1-2059	1,500,000	1,503,365
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2031	175,000	176,221
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2026	275,000	277,617
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2027	290,000	297,686
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2028	200,000	207,665
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2029	210,000	220,243
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2030	220,000	232,360
California Municipal Finance Authority Wildomar Family Housing LP Series Bøø	3.05	12-1-2064	2,300,000	2,303,460
California PFA P3 Irvine SL Holdings LLC Obligated Group Series A144A	5.70	6-1-2034	750,000	757,649
California Statewide CDA CHF - Irvine LLC	5.00	5-15-2032	1,250,000	1,252,369
California Statewide CDA CHF - Irvine LLC (BAM Insured)	5.00	5-15-2026	1,605,000	1,609,051
California Statewide CDA CHF - Irvine LLC (BAM Insured)	5.00	5-15-2033	1,000,000	1,077,345
California Statewide CDA Lancer Educational Housing LLC Series A144A	3.00	6-1-2029	485,000	473,669
California Statewide CDA Uptown Newport Building Owner LP Series BB (East West Bank LOC)ø	1.97	3-1-2057	1,000,000	1,000,000
City of San Jose Kooser Apartments LP Series A-2øø	3.00	3-1-2030	2,500,000	2,501,834
Compton PFA144A	4.00	9-1-2027	850,000	850,100
El Centro Financing Authority Series B	4.00	10-1-2026	140,000	141,126
El Centro Financing Authority Series B	4.00	10-1-2027	365,000	373,256
El Centro Financing Authority Series B	4.00	10-1-2028	255,000	260,766
El Centro Financing Authority Series B	4.00	10-1-2029	265,000	272,464
El Centro Financing Authority Series B	4.00	10-1-2030	275,000	283,318
El Centro Financing Authority Series B	4.00	10-1-2031	285,000	293,570
FHLMC Multifamily VRD Certificates Series M-057	2.40	10-15-2029	5,890,000	5,619,142
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2032	820,000	924,328
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2033	500,000	570,497
Los Angeles County Public Works Financing Authority Series D	5.00	12-1-2027	1,605,000	1,609,389
Los Angeles Housing Authority Victory Boulevard Housing Partners LP Series Aøø	3.00	1-1-2046	5,000,000	4,997,909
Sacramento County Housing Authority Series C (FNMA Insured, FNMA LIQ)ø	1.65	7-15-2029	220,000	220,000
San Diego Housing Authority, Inc. Bernardo Family Housing LP Series Bøø	5.00	5-1-2057	1,500,000	1,517,049
				56,668,783
Industrial development revenue: 0.62%
California Statewide CDA Southern California Edison Co. Series C	4.50	11-1-2033	2,000,000	2,060,563
Miscellaneous revenue: 7.81%
California Housing Finance Agency City & County of San Francisco Series N	5.00	4-1-2029	630,000	668,737
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 5

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
California Housing Finance Agency City & County of San Francisco Series N	5.00%	4-1-2031	$730,000	$793,694
California Infrastructure & Economic Development Bank Salvation Army Western Territory	4.00	9-1-2034	600,000	600,410
California Municipal Finance Authority San Bernardino Municipal Water Department (BAM Insured)	5.00	8-1-2031	1,455,000	1,462,912
California Statewide CDA Series 2021A	4.00	9-2-2027	390,000	391,299
California Statewide CDA Series 2021A	4.00	9-2-2028	260,000	261,304
City of Irvine Assessment District No. 21-1	4.00	9-2-2029	1,220,000	1,263,070
City of Irvine Assessment District No. 21-1 (BAM Insured)	4.00	9-2-2033	270,000	280,232
City of Irvine Reassessment District No. 25-1 (AG Insured)	5.00	9-2-2031	400,000	449,089
City of Irvine Reassessment District No. 25-1 (AG Insured)	5.00	9-2-2032	500,000	569,313
City of Los Angeles	5.00	6-25-2026	3,000,000	3,017,305
County of Santa Barbara Series B AMT COP	5.00	12-1-2029	600,000	629,420
Irvine Ranch Water District COP	5.00	3-1-2030	2,215,000	2,238,082
Lassen Municipal Utility District COP	4.00	5-1-2029	485,000	492,753
Lassen Municipal Utility District COP	4.00	5-1-2030	505,000	511,860
Lassen Municipal Utility District COP	4.00	5-1-2031	525,000	530,289
Lassen Municipal Utility District COP	4.00	5-1-2032	550,000	552,089
Lassen Municipal Utility District COP	4.00	5-1-2033	570,000	570,456
Lassen Municipal Utility District COP	4.00	5-1-2034	595,000	596,282
Mizuho Floater/Residual Trust Series 2025-MIZ9221 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aøø	2.60	12-29-2027	4,815,000	4,815,000
Mountain House PFA Community Services District Series A	5.00	12-1-2029	520,000	552,193
Mountain House PFA Community Services District Series A	5.00	12-1-2030	710,000	750,683
Mountain House PFA Community Services District Series A	5.00	12-1-2031	745,000	784,414
Southern California Public Power Authority Anaheim Electric System Revenue Series Bøø	3.70	7-1-2040	3,000,000	3,007,175
				25,788,061
Resource recovery revenue: 0.30%
California Municipal Finance Authority Waste Management, Inc. Series B AMTøø	3.38	9-1-2050	1,000,000	993,045
Tax revenue: 9.33%
California Statewide CDA Community Facilities District No. 2015-01 Area No. 2	5.00	9-1-2027	145,000	147,504
Cathedral City Redevelopment Successor Agency Merged Redevelopment Area Series A	5.00	8-1-2026	585,000	589,248
Cathedral City Redevelopment Successor Agency Merged Redevelopment Area Series B	5.00	8-1-2026	810,000	815,963
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00	8-1-2027	580,000	590,544
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00	8-1-2029	500,000	520,217
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00	8-1-2031	600,000	631,375
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2032	350,000	351,279
See accompanying notes to portfolio of investments
6 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00%	9-1-2033	$865,000	$864,309
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2034	700,000	695,427
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 2 Series A144A	4.00	9-1-2032	955,000	956,892
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Facilities Series A144A	5.00	9-1-2027	210,000	215,498
City of Fontana Community Facilities District No. 90	4.00	9-1-2026	110,000	110,310
City of Fontana Community Facilities District No. 90	4.00	9-1-2027	125,000	126,156
City of Fontana Community Facilities District No. 90	4.00	9-1-2028	255,000	258,635
City of Fontana Community Facilities District No. 90	4.00	9-1-2030	140,000	141,895
City of Fontana Community Facilities District No. 90	4.00	9-1-2032	300,000	302,781
City of Roseville Fiddyment Ranch Community Facilities District No. 1 Series A	5.00	9-1-2029	1,595,000	1,633,344
City of Sacramento Transient Occupancy Tax Revenue Series A	5.00	6-1-2027	575,000	590,887
City of San Clemente Community Facilities District No. 2006-1 (BAM Insured)	5.00	9-1-2032	635,000	709,852
City of San Clemente Community Facilities District No. 2006-1 (BAM Insured)	5.00	9-1-2033	650,000	733,911
City of San Clemente Community Facilities District No. 2006-1 (BAM Insured)	5.00	9-1-2034	600,000	683,292
City of San Diego Community Facilities District No. 2	4.00	9-1-2030	435,000	449,133
Hollister Redevelopment Successor Agency Community Development Project (BAM Insured)	5.00	10-1-2026	700,000	701,489
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00	6-1-2028	500,000	508,527
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00	6-1-2030	550,000	563,911
Jurupa PFA (AG Insured)	5.00	9-1-2033	1,400,000	1,598,695
Jurupa PFA (AG Insured)	5.00	9-1-2034	1,300,000	1,495,000
Lake Elsinore Facilities Financing Authority Successor Agency Series A (AG Insured)	5.00	9-1-2034	1,650,000	1,905,472
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AG Insured)	5.00	8-1-2029	400,000	403,176
Mountain House Community Facilities District No. 2024-1 Improvement Area No. 1	4.25	9-1-2035	400,000	397,534
Oakdale Community Redevelopment Agency Series A (AG Insured)	5.00	6-1-2027	350,000	358,304
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	4.00	9-1-2027	1,150,000	1,166,549
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2026	130,000	131,334
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2027	225,000	232,704
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2028	200,000	211,362
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2029	200,000	215,470
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 7

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00%	9-1-2030	$325,000	$355,792
River Islands PFA Community Facilities District No. 2021-1	4.00	9-1-2030	200,000	200,142
River Islands PFA Community Facilities District No. 2021-1	4.00	9-1-2031	500,000	500,115
Roseville Finance Authority Series A	5.00	9-1-2029	300,000	310,633
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	2.25	7-1-2031	5,205,000	4,868,071
Southern California Logistics Airport Authority Series A (AG Insured)	5.00	12-1-2036	410,000	475,211
Southern California Logistics Airport Authority Series A (AG Insured)	5.00	12-1-2037	435,000	499,971
Temescal Valley Water District PFA (AG Insured)	5.00	9-1-2033	550,000	623,343
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00	9-1-2028	425,000	438,354
Transbay Joint Powers Authority Redevelopment Project Tax Increment Revenue Series A	5.00	10-1-2029	500,000	523,952
				30,803,563
Tobacco revenue: 0.94%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2030	450,000	477,738
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2031	550,000	581,279
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2032	300,000	315,037
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2029	950,000	1,006,037
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2030	200,000	214,671
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2031	225,000	242,496
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2032	250,000	268,617
				3,105,875
Transportation revenue: 0.73%
Bay Area Toll Authority Series E (SIFMA Municipal Swap+0.41%)±	2.83	4-1-2056	1,500,000	1,480,557
San Joaquin Hills Transportation Corridor Agency Series A	5.00	1-15-2030	865,000	926,657
				2,407,214
Utilities revenue: 18.89%
California Community Choice Financing Authority Clean Energy Project Series Aøø##	4.00	10-1-2052	11,650,000	11,786,523
California Community Choice Financing Authority Clean Energy Project Series Cøø	5.00	12-1-2055	2,000,000	2,085,153
California Community Choice Financing Authority Series 2024Høø	5.00	1-1-2056	2,000,000	2,163,996
California Community Choice Financing Authority Series A-1	4.00	2-1-2027	2,290,000	2,301,081
California Community Choice Financing Authority Series A-1	4.00	2-1-2028	2,810,000	2,836,911
California Community Choice Financing Authority Series Bøø	5.00	1-1-2055	4,000,000	4,084,015
California Community Choice Financing Authority Series B-2 (SIFMA Municipal Swap+0.45%)±	2.87	2-1-2052	7,000,000	6,691,990
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	6,000,000	6,346,835
See accompanying notes to portfolio of investments
8 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
California Community Choice Financing Authority Series Føø	5.50%	10-1-2054	$4,935,000	$5,367,071
California Community Choice Financing Authority Series Gøø	5.00	11-1-2055	2,000,000	2,040,192
California Statewide CDA Southern California Edison Co. Series A	1.75	9-1-2029	1,500,000	1,408,654
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2026	600,000	604,314
Los Angeles Department of Water & Power System Revenue Series A	5.00	7-1-2028	1,000,000	1,035,526
Los Angeles Department of Water & Power System Revenue Series B	5.00	7-1-2030	4,000,000	4,310,228
Southern California Public Power Authority Magnolia Power Project	5.00	7-1-2033	1,230,000	1,328,970
Tender Option Bond Trust Receipts/Certificates Series XF3505 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	2.80	12-1-2055	500,000	500,000
Tender Option Bond Trust Receipts/Certificates Series XL0727 (Morgan Stanley Bank LIQ)144Aø	2.67	4-1-2056	2,500,000	2,500,000
Tender Option Bond Trust Receipts/Certificates Series XL0728 (Morgan Stanley Bank LIQ)144Aø	2.40	4-1-2056	5,000,000	5,000,000
				62,391,459
Water & sewer revenue: 5.43%
California PCFA Channelside Water Resources LP AMT144A	5.00	7-1-2031	2,885,000	3,076,936
Los Angeles Department of Water & Power Water System Revenue Series A	5.00	1-1-2030	3,000,000	3,177,580
Los Angeles Department of Water & Power Water System Revenue Series B	5.00	7-1-2034	1,500,000	1,682,066
Los Angeles Department of Water & Power Water System Revenue Series C	5.00	7-1-2033	3,000,000	3,343,494
Lower Tule River Irrigation District Series A	5.00	8-1-2027	680,000	698,511
Lower Tule River Irrigation District Series A	5.00	8-1-2031	700,000	759,369
Middle Fork Project Finance Authority	5.00	4-1-2029	3,525,000	3,697,170
San Diego Public Facilities Financing Authority Water Utility Revenue Series B	5.00	8-1-2030	1,500,000	1,512,922
				17,948,048
				315,203,349
Florida: 0.33%
Airport revenue: 0.33%
County of Lee Airport Revenue Series A-2 AMTøø	5.00	10-1-2056	1,000,000	1,071,772
Guam: 1.18%
Utilities revenue: 0.52%
Guam Power Authority Series A	5.00	10-1-2031	750,000	801,004
Guam Power Authority Series A	5.00	10-1-2032	850,000	914,316
				1,715,320
Water & sewer revenue: 0.66%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2026	350,000	351,689
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2027	300,000	307,062
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 9

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00%	7-1-2026	$500,000	$502,414
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2027	1,000,000	1,023,539
				2,184,704
				3,900,024
New York: 1.68%
Airport revenue: 0.13%
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2032	400,000	423,444
Industrial development revenue: 1.55%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2029	5,000,000	5,139,649
				5,563,093
Texas: 0.75%
Industrial development revenue: 0.75%
City of Houston Airport System Revenue United Airlines, Inc. AMT	5.00	7-1-2029	2,460,000	2,462,384
Total municipal obligations (Cost $333,437,129)				331,109,042

		Yield	Shares
Short-term investments: 0.51%
Investment companies: 0.51%
Allspring Government Money Market Fund Select Class♠∞##		3.60	1,691,442	1,691,442
Total short-term investments (Cost $1,691,442)				1,691,442
Total investments in securities (Cost $335,128,571)	100.77%			332,800,484
Other assets and liabilities, net	(0.77)			(2,527,917)
Total net assets	100.00%			$330,272,567

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
10 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,306,068	$63,819,660	$(65,434,286)	$0	$0	$1,691,442	1,691,442	$43,259
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 11

Notes to portfolio of investments—March 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$331,109,042	$0	$331,109,042
Short-term investments
Investment companies	1,691,442	0	0	1,691,442
Total assets	$1,691,442	$331,109,042	$0	$332,800,484
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
12 | Allspring California Limited-Term Tax-Free Fund